Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares, Issued	18,629	25
Common stock, shares outstanding	18,629	25
Series D Preferred Stock [Member]
Trade receivables, provision (in dollars)	$ 3,263	$ 3,263
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares designated	250,000	250,000
Preferred stock, shares issued	8,160	8,160
Preferred Stock, Shares Outstanding	8,160	8,160